                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02423

                         Van Kampen Corporate Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/08

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                           COUPON       MATURITY          VALUE
------------------------ --------------------------------------------------------------------------------
            CORPORATE BONDS 87.6%
            AIRLINES 0.2%
$     1,716 America West Airlines, Inc.,
               Class G .....................................       7.100%      04/02/21     $   1,634,080
                                                                                            -------------
            AUTOMOTIVE 1.1%
      2,475 ArvinMeritor, Inc. .............................       8.750       03/01/12         2,326,500
      3,365 DaimlerChrysler NA Holding Corp. ...............       8.500       01/18/31         3,839,135
      2,880 Harley-Davidson Funding Corp. (a) ..............       6.800       06/15/18         2,869,169
                                                                                            -------------
                                                                                                9,034,804
                                                                                            -------------
            BANKING 13.6%
      3,400 Bank of America Corp. ..........................       4.875       09/15/12         3,375,564
      8,110 Bank of America Corp. ..........................       5.650       05/01/18         7,874,088
      1,620 Bank of America Corp. ..........................       5.750       12/01/17         1,593,779
      2,350 Bank of New York Mellon Corp. ..................       4.500       04/01/13         2,320,425
     25,710 Bank of Scotland (United Kingdom) (a) ..........       5.250       02/21/17        25,180,451
      1,210 Barclays Bank PLC (United
               Kingdom) (a) ................................       6.050       12/04/17         1,184,342
      3,000 Citigroup, Inc. ................................       4.250       07/29/09         2,997,252
      8,347 Citigroup, Inc. ................................       5.250       02/27/12         8,327,443
      3,690 Citigroup, Inc. ................................       5.875       05/29/37         3,241,374
      4,005 Citigroup, Inc. (b) ............................       8.400       04/29/49         3,975,123
      4,630 JPMorgan Chase & Co. ...........................       4.750       05/01/13         4,549,498
      4,865 JPMorgan Chase & Co. ...........................       6.750       02/01/11         5,094,769
      1,580 National City Bank .............................       4.150       08/01/09         1,517,282
      1,695 PNC Bank NA ....................................       6.000       12/07/17         1,629,749
      2,820 Popular North America, Inc. ....................       5.650       04/15/09         2,792,714
      9,650 Sovereign Bancorp, Inc. (b) ....................       2.829       03/23/10         8,585,634
      9,580 Unicredito Luxembourg Finance
               SA (Luxembourg) (a)(b) ......................       2.970       10/24/08         9,575,085
      7,805 Wachovia Capital Trust III (b) .................       5.800       08/29/49         5,974,384
      4,797 Washington Mutual, Inc. ........................       8.250       04/01/10         4,745,015
      4,000 Wells Fargo & Co. ..............................       5.000       11/15/14         3,893,932
      3,796 Wells Fargo Bank NA ............................       4.750       02/09/15         3,625,252
                                                                                            -------------
                                                                                              112,053,155
                                                                                            -------------
            BROKERAGE 7.8%
      3,080 Bear Stearns Co., Inc. .........................       5.550       01/22/17         2,901,154
      3,530 Bear Stearns Co., Inc. .........................       6.400       10/02/17         3,551,173
      2,535 Bear Stearns Co., Inc. .........................       7.250       02/01/18         2,701,486
      9,635 Credit Suisse NY  (Switzerland) ................       6.000       02/15/18         9,409,599

     14,470 Goldman Sachs Group, Inc. ......................       6.150       04/01/18        14,342,143
      8,460 Goldman Sachs Group, Inc. ......................       6.750       10/01/37         7,962,281
      3,555 Lehman Brothers Holdings, Inc. .................       5.750       01/03/17         3,163,648
      4,820 Lehman Brothers Holdings, Inc. .................       6.500       07/19/17         4,483,868
      8,815 Lehman Brothers Holdings, Inc. .................       6.875       07/17/37         7,633,455
      1,350 Merrill Lynch & Co., Inc. ......................       5.450       02/05/13         1,279,315
      6,925 Merrill Lynch & Co., Inc. ......................       6.875       04/25/18         6,800,544
                                                                                            -------------
                                                                                               64,228,666
                                                                                            -------------
            CHEMICALS 0.1%
      1,190 Monsanto Co. ...................................       5.125       04/15/18         1,159,381
                                                                                            -------------
            CONSUMER PRODUCTS 0.4%
      3,365 Philips Electronics NV
               (Netherlands) ...............................       5.750       03/11/18         3,324,630
                                                                                            -------------
            DIVERSIFIED MANUFACTURING 3.0%
      3,935 Brascan Corp. (Canada) .........................       7.125       06/15/12         3,968,577
      1,220 Brascan Corp. (Canada) .........................       8.125       12/15/08         1,231,137
      3,775 Brookfield Asset Management,
               Inc. (Canada) ...............................       5.800       04/25/17         3,431,532
      4,240 Cooper Industries, Inc. ........................       5.250       11/15/12         4,252,355
      6,665 General Electric Co. ...........................       5.250       12/06/17         6,530,467
      1,920 Honeywell International, Inc. ..................       5.300       03/01/18         1,897,561
      1,450 Hutchison Whampoa
               International, Ltd. (Cayman
               Islands) (a) ................................       5.450       11/24/10         1,473,898
      1,880 Hutchison Whampoa
               International, Ltd. (Cayman
               Islands) (a) ................................       6.500       02/13/13         1,955,995
                                                                                            -------------
                                                                                               24,741,522
                                                                                            -------------
            ELECTRIC 7.5%
      6,410 Arizona Public Service Co. .....................       5.800       06/30/14         6,103,589
      1,518 Carolina Power & Light Co. .....................       5.150       04/01/15         1,515,987
      1,405 CMS Energy Corp. ...............................       6.300       02/01/12         1,409,478
        530 Detroit Edison Co. .............................       5.200       10/15/12           535,566
      2,690 Duquesne Light Co., Ser O ......................       6.700       04/15/12         2,817,127
      2,080 Enel Finance International SA
               (Luxembourg) (a) ............................       5.700       01/15/13         2,115,395
      4,395 Entergy Gulf States, Inc. (b) ..................       3.475       12/01/09         4,343,592
        900 Entergy Gulf States, Inc. (a)(b) ...............       3.740       12/08/08           899,626
      4,110 E.ON International Finance BV
               (Netherlands) (a) ...........................       5.800       04/30/18         4,051,416
      4,015 Exelon Corp. ...................................       6.750       05/01/11         4,141,629
        830 Florida Power Corp. ............................       5.800       09/15/17           855,006
        560 Indianapolis Power & Light Co. (a) .............       6.300       07/01/13           577,628
      2,160 Nevada Power Co., Ser A ........................       8.250       06/01/11         2,327,681
      5,550 NiSource Finance Corp. (b) .....................       3.208       11/23/09         5,395,177
      2,460 NiSource Finance Corp. .........................       6.800       01/15/19         2,419,034

      2,575 NiSource Finance Corp. .........................       7.875       11/15/10         2,678,525
      4,085 Ohio Edison Co. ................................       6.400       07/15/16         4,079,020
      5,020 Ohio Power Co., Ser K ..........................       6.000       06/01/16         5,013,037
      2,495 Pacific Gas & Electric Co. .....................       5.625       11/30/17         2,495,524
      2,545 PPL Energy Supply LLC ..........................       6.500       05/01/18         2,495,413
      2,045 Public Service Electric & Gas Co.,
               Ser B .......................................       5.125       09/01/12         2,063,988
      2,185 Union Electric Co. .............................       6.400       06/15/17         2,211,502
      1,320 Virginia Electric and Power Co.,
               Ser B .......................................       5.950       09/15/17         1,340,353
                                                                                            -------------
                                                                                               61,885,293
                                                                                            -------------
            ENERGY 0.3%
      1,115 Newfield Exploration Co. .......................       7.125       05/15/18         1,105,244
      1,225 Plains Exploration & Production
               Co. .........................................       7.625       06/01/18         1,237,250
                                                                                            -------------
                                                                                                2,342,494
                                                                                            -------------
            ENTERTAINMENT 1.2%
      5,745 Time Warner, Inc. (b) ..........................       2.915       11/13/09         5,617,834
      4,190 Time Warner, Inc. ..............................       5.875       11/15/16         4,028,987
                                                                                            -------------
                                                                                                9,646,821
                                                                                            -------------
            FINANCIAL 0.1%
      1,080 Prologis .......................................       6.625       05/15/18         1,072,319
                                                                                            -------------
            FOOD/BEVERAGE 2.7%
      1,050 Anheuser-Busch Cos, Inc. .......................       5.500       01/15/18         1,017,525
      2,235 ConAgra Foods, Inc. ............................       7.000       10/01/28         2,265,050
      2,040 ConAgra Foods, Inc. ............................       8.250       09/15/30         2,289,108
      2,440 Dr Pepper Snapple Group, Inc. (a) ..............       6.820       05/01/18         2,465,134
      4,190 FBG Finance, Ltd. (Australia) (a) ..............       5.125       06/15/15         3,942,715
      3,145 Kraft Foods, Inc. ..............................       5.625       11/01/11         3,187,074
        235 Kraft Foods, Inc. ..............................       6.000       02/11/13           238,564
      1,210 Kraft Foods, Inc. ..............................       6.125       08/23/18         1,182,639
      3,305 Miller Brewing Co. (a) .........................       4.250       08/15/08         3,312,337
        690 Pilgrim's Pride Corp. ..........................       7.625       05/01/15           638,250
      1,790 Smithfield Foods, Inc. Ser B ...................       8.000       10/15/09         1,830,275
                                                                                            -------------
                                                                                               22,368,671
                                                                                            -------------
            GAMING 0.1%
        980 MGM Mirage, Inc. ...............................       6.000       10/01/09           978,775
                                                                                            -------------
            HEALTH CARE 2.1%
      4,420 Baxter Finance Co. (Netherlands) ...............       4.750       10/15/10         4,480,408
        240 Baxter International, Inc. .....................       5.375       06/01/18           235,631
      3,670 Covidien International Finance SA
               (Luxembourg) (a) ............................       6.000       10/15/17         3,726,918
      4,430 Medco Health Solutions, Inc. ...................       7.125       03/15/18         4,590,237
      3,100 UnitedHealth Group, Inc. .......................       6.000       02/15/18         3,038,372
      1,510 Wellpoint, Inc. ................................       4.250       12/15/09         1,495,415
                                                                                            -------------
                                                                                               17,566,981
                                                                                            -------------

            HOME CONSTRUCTION 0.1%
        660 Pulte Homes, Inc. ..............................       6.375       05/15/33           534,600
                                                                                            -------------
            INDEPENDENT ENERGY 0.9%
      1,010 Gaz Capital SA (Luxembourg) (a) ................       6.510       03/07/22           954,551
      4,250 Questar Market Resources, Inc. .................       6.800       04/01/18         4,303,087
      2,025 XTO Energy, Inc. ...............................       5.500       06/15/18         1,947,325
                                                                                            -------------
                                                                                                7,204,963
                                                                                            -------------
            INFORMATION TECHNOLOGY 0.5%
      4,325 KLA Instruments Corp. ..........................       6.900       05/01/18         4,235,325
                                                                                            -------------
            INTEGRATED ENERGY 2.2%
      1,990 Chesapeake Energy Corp. ........................       7.625       07/15/13         2,034,775
      1,880 Consumers Energy Co., Ser F ....................       4.000       05/15/10         1,864,864
      2,735 EnCana Corp. (Canada) ..........................       6.500       02/01/38         2,705,607
      2,175 Husky Oil, Ltd. (b) ............................       8.900       08/15/28         2,197,824
      2,400 Marathon Oil Corp. .............................       5.900       03/15/18         2,377,824
      3,510 Marathon Oil Corp. .............................       6.000       10/01/17         3,508,406
      3,470 Petro-Canada (Canada) ..........................       5.350       07/15/33         2,877,904
        615 Petro-Canada (Canada) ..........................       5.950       05/15/35           551,335
                                                                                            -------------
                                                                                               18,118,539
                                                                                            -------------
            LIFE INSURANCE 1.5%
        190 MetLife, Inc. ..................................       6.125       12/01/11           197,834
        920 Nationwide Financial Services,
               Inc. ........................................       6.250       11/15/11           935,474
      3,495 Platinum Underwriters Finance,
               Inc.,  Ser B ................................       7.500       06/01/17         3,379,008
      1,420 Prudential Financial, Inc. .....................       6.625       12/01/37         1,392,955
      6,430 Xlliac Global Funding (a) ......................       4.800       08/10/10         6,416,548
                                                                                            -------------
                                                                                               12,321,819
                                                                                            -------------
            LODGING 0.3%
      2,875 Starwood Hotels & Resorts
               Worldwide, Inc. .............................       6.750       05/15/18         2,769,873
                                                                                            -------------
            MEDIA-CABLE 2.1%
      2,625 Comcast Cable Communications,
               Inc. ........................................       6.750       01/30/11         2,714,087
      2,725 Comcast Cable Communications,
               Inc. ........................................       7.125       06/15/13         2,877,123
      4,425 Comcast Corp. ..................................       6.500       01/15/15         4,575,140
        670 DirecTV Holdings LLC ...........................       6.375       06/15/15           639,013
      3,120 DirecTV Holdings LLC (a) .......................       7.625       05/15/16         3,123,900
      2,495 Echostar DBS Corp. .............................       6.375       10/01/11         2,470,050
        515 Echostar DBS Corp. .............................       6.625       10/01/14           486,675
                                                                                            -------------
                                                                                               16,885,988
                                                                                            -------------
            MEDIA-NONCABLE 2.4%
      2,985 Grupo Televisa SA (Mexico) (a) .................       6.000       05/15/18         2,932,840

        845 Interpublic Group of Cos., Inc. ................       6.250       11/15/14           764,725
      2,450 News America, Inc. .............................       6.650       11/15/37         2,427,879
      5,170 Viacom, Inc. ...................................       6.875       04/30/36         5,033,962
      8,275 Vivendi (France) (a) ...........................       6.625       04/04/18         8,187,674
                                                                                            -------------
                                                                                               19,347,080
                                                                                            -------------
            METALS 1.0%
      3,605 ArcelorMittal (Luxembourg) (a) .................       6.125       06/01/18         3,519,136
      1,790 Evraz Group SA (Luxembourg) (a) ................       9.500       04/24/18         1,836,898
      2,360 GTL Trade Finance, Inc. (British
               Virgin Islands) (a) .........................       7.250       10/20/17         2,407,597
                                                                                            -------------
                                                                                                7,763,631
                                                                                            -------------
            NATURAL GAS PIPELINES 2.1%
      1,355 CenterPoint Energy Resources
               Corp. .......................................       6.250       02/01/37         1,196,345
        970 CenterPoint Energy Resources
               Corp. .......................................       7.875       04/01/13         1,046,022
      4,400 Colorado Interstate Gas Co. ....................       6.800       11/15/15         4,564,934
      2,115 Consolidated Natural Gas Co.,
               Ser C .......................................       6.250       11/01/11         2,191,567
      5,380 Kinder Morgan Finance Co.
               (Canada) ....................................       5.700       01/05/16         5,010,125
      2,895 Texas Eastern Transmission
               Corp. .......................................       7.000       07/15/32         2,943,882
                                                                                            -------------
                                                                                               16,952,875
                                                                                            -------------
            NONCAPTIVE-CONSUMER FINANCE 4.9%
      5,120 American General Finance Corp. .................       4.625       09/01/10         5,006,853
     16,225 General Electric Capital Corp. .................       5.625       05/01/18        16,057,688
        800 Household Finance Corp. ........................       4.125       12/15/08           800,585
      1,175 Household Finance Corp. ........................       4.125       11/16/09         1,169,445
      2,150 Household Finance Corp. ........................       6.375       10/15/11         2,194,318
      6,125 Household Finance Corp. ........................       6.750       05/15/11         6,291,067
      1,230 SLM Corp. (b) ..................................       3.080       07/26/10         1,113,678
      5,010 SLM Corp. ......................................       4.000       01/15/10         4,652,556
      3,500 Washington Mutual Preferred
               Funding (a)(b) ..............................       9.750       10/29/49         3,119,627
                                                                                            -------------
                                                                                               40,405,817
                                                                                            -------------
            NONCAPTIVE-DIVERSIFIED FINANCE 2.4%
      2,035 Capital One Financial Corp. ....................       6.750       09/15/17         2,042,939
      7,570 Capmark Financial Group, Inc. ..................       5.875       05/10/12         6,102,200
      1,840 Capmark Financial Group, Inc. ..................       6.300       05/10/17         1,352,218
      4,195 CIT Group, Inc. ................................       5.650       02/13/17         3,379,693
      6,760 Nationwide Building Society
               (United Kingdom) (a) ........................       4.250       02/01/10         6,631,323
                                                                                            -------------
                                                                                               19,508,373
                                                                                            -------------
            OIL FIELD SERVICES 0.6%
      2,170 Kinder Morgan Energy Partners,
               LP ..........................................       5.850       09/15/12         2,185,671
      2,450 Weatherford International, Inc. ................       6.350       06/15/17         2,520,227

        200 Weatherford International, Ltd.
               (Bermuda) ...................................       6.000       03/15/18           200,497
                                                                                            -------------
                                                                                                4,906,395
                                                                                            -------------
            OTHER UTILITIES 0.6%
      5,035 Plains All American Pipeline ...................       6.700       05/15/36         4,753,644
                                                                                            -------------
            PAPER 0.4%
      3,665 Nine Dragons Paper Holdings,
               Ltd. (Bermuda) (a) ..........................       7.875       04/29/13         3,591,645
                                                                                            -------------
            PHARMACEUTICALS 3.4%
      4,030 Amgen, Inc. ....................................       5.850       06/01/17         3,940,627
      2,960 AstraZeneca PLC (United
               Kingdom) ....................................       5.900       09/15/17         3,033,630
      6,135 Biogen Idec, Inc. ..............................       6.875       03/01/18         6,177,417
      5,550 GlaxoSmithKline Capital, Inc. ..................       5.650       05/15/18         5,497,802
      6,650 Hospira, Inc. (b) ..............................       3.176       03/30/10         6,441,010
      2,550 Wyeth ..........................................       5.450       04/01/17         2,524,304
        580 Wyeth ..........................................       5.500       02/15/16           575,896
                                                                                            -------------
                                                                                               28,190,686
                                                                                            -------------
            PIPELINES 0.7%
      1,490 DCP Midstream, LLC (a)                                 6.750       09/15/37         1,414,989
      2,520 Trans-Canada Pipelines
               (Canada) ....................................       6.200       10/15/37         2,319,050
        235 Transcontinental Gas Pipe Line
               Corp. (a) ...................................       6.050       06/15/18           231,475
      1,910 Transcontinental Gas Pipe Line
               Corp. .......................................       8.875       07/15/12         2,124,875
                                                                                            -------------
                                                                                                6,090,389
                                                                                            -------------
            PROPERTY & CASUALTY INSURANCE 3.9%
      2,950 Ace INA Holdings, Inc. .........................       5.600       05/15/15         2,839,446
      5,800 AIG SunAmerica Global Financing
               VI (a) ......................................       6.300       05/10/11         5,926,846
      4,220 Berkshire Hathaway Finance
               Corp. (a) ...................................       5.400       05/15/18         4,218,628
      5,675 Catlin Insurance Co., Ltd.
               (Bermuda) (a)(b) ............................       7.249       12/01/49         4,307,053
        725 Chubb Corp. ....................................       5.750       05/15/18           712,672
      4,710 Farmers Exchange Capital (a) ...................       7.050       07/15/28         4,276,148
      2,721 Farmers Insurance Exchange
               Surplus (a) .................................       8.625       05/01/24         2,829,301
      4,610 Mantis Reef, Ltd. (Cayman
               Islands) (a) ................................       4.692       11/14/08         4,583,884
      2,385 Travelers Cos, Inc. ............................       5.800       05/15/18         2,345,240
      3,315 Two-Rock Pass Through Trust
               (Bermuda) (a)(b) ............................       3.656       02/11/49           580,125
                                                                                            -------------
                                                                                               32,619,343
                                                                                            -------------
            RAILROADS 0.9%
      3,640 CSX Corp. ......................................       6.750       03/15/11         3,756,746

      3,720 Union Pacific Corp. ............................       5.450       01/31/13         3,723,523
                                                                                            -------------
                                                                                                7,480,269
                                                                                            -------------
            REFINING 0.3%
      2,710 Enterprise Products Operating,
               LP ..........................................       5.600       10/15/14         2,634,459
                                                                                            -------------
            REITS 0.8%
      7,195 iStar Financial, Inc. (b) ......................       3.340       03/09/10         6,448,303
                                                                                            -------------
            RESTAURANTS   0.5%
      3,935 Yum! Brands, Inc. ..............................       8.875       04/15/11         4,298,378
                                                                                            -------------
            RETAIL 3.1%
      2,265 CVS Caremark Corp. .............................       5.750       08/15/11         2,321,417
        340 CVS Caremark Corp. .............................       5.750       06/01/17           337,062
      4,787 CVS Lease Pass Through
               Trust (a) ...................................       6.036       12/10/28         4,347,058
      1,500 Federated Department Stores,
               Inc. ........................................       6.300       04/01/09         1,497,727
      2,000 Federated Department Stores, Inc. ..............       6.625       09/01/08         2,004,518
      7,475 Home Depot, Inc. (b) ...........................       2.925       12/16/09         7,201,639
      4,325 Home Depot, Inc. ...............................       5.400       03/01/16         4,077,273
      2,970 May Department Stores Co. ......................       5.950       11/01/08         2,970,671
        760 Target Corp. ...................................       6.500       10/15/37           746,731
                                                                                            -------------
                                                                                               25,504,096
                                                                                            -------------
            SUPERMARKETS 0.5%
      3,127 Delhaize America, Inc. .........................       9.000       04/15/31         3,763,172
                                                                                            -------------
            TECHNOLOGY 1.6%
        720 Corning, Inc. ..................................       7.250       08/15/36           717,744
      4,100 Dell, Inc. (a) .................................       5.650       04/15/18         3,957,082
      2,330 Fiserv, Inc. ...................................       6.800       11/20/17         2,358,235
      4,155 Oracle Corp. ...................................       5.750       04/15/18         4,137,599
      2,260 Xerox Corp. ....................................       6.350       05/15/18         2,235,016
                                                                                            -------------
                                                                                               13,405,676
                                                                                            -------------
            TOBACCO 0.8%
      4,795 Philip Morris International, Inc. ..............       5.650       05/16/18         4,700,280
      1,780 Reynolds American, Inc. ........................       6.500       07/15/10         1,824,500
                                                                                            -------------
                                                                                                6,524,780
                                                                                            -------------
            UTILITY 1.3%
      4,080 AES Corp. (a) ..................................       8.000       06/01/20         4,029,000
      2,415 Equitable Resources, Inc. ......................       6.500       04/01/18         2,402,270
      4,355 Israel Electric Corp., Ltd.
               (Israel) (a) ................................       7.250       01/15/19         4,395,541
                                                                                            -------------
                                                                                               10,826,811
                                                                                            -------------
            WIRELINE COMMUNICATIONS 7.6%
      6,640 AT&T Corp. .....................................       8.000       11/15/31         7,677,566

      5,355 France Telecom SA (France) .....................       8.500       03/01/31         6,712,996
      6,000 SBC Communications, Inc. .......................       4.125       09/15/09         6,010,086
      3,155 SBC Communications, Inc. .......................       6.150       09/15/34         2,989,056
      6,650 Sprint Capital Corp. ...........................       6.125       11/15/08         6,765,564
      2,080 Sprint Capital Corp. ...........................       8.750       03/15/32         1,881,581
     10,130 Sprint Nextel Corp. ............................       6.000       12/01/16         8,370,399
      4,805 Telecom Italia Capital
               (Luxembourg) ................................       4.000       01/15/10         4,735,914
      2,820 Telecom Italia Capital SA
               (Luxembourg) ................................       4.950       09/30/14         2,599,916
      1,900 Telecom Italia Capital, Ser A
               (Luxembourg) ................................       4.000       11/15/08         1,893,800
      5,715 Telefonica Europe BV
               (Netherlands) ...............................       8.250       09/15/30         6,715,359
      4,750 Verizon Communications, Inc. ...................       5.500       02/15/18         4,647,737
        265 Verizon New England, Inc. ......................       6.500       09/15/11           273,806
      1,660 VIP Finance Ireland, Ltd.
               (Ireland) (a) ...............................       9.125       04/30/18         1,716,861
                                                                                            -------------
                                                                                               62,990,641
                                                                                            -------------
            TOTAL CORPORATE BONDS 87.6% ....................                                  722,115,162
                                                                                            -------------
            COLLATERALIZED MORTGAGE OBLIGATIONS 5.4%
      2,428 American Home Mortgage
               Assets (b) ..................................       2.692       06/25/47         1,118,799
      1,882 American Home Mortgage
               Assets, Class M (b) .........................       2.802       11/25/46           280,405
      3,350 Bear Stearns Commercial
               Mortgage Securities (c) .....................       5.712       06/11/40         3,296,329
      4,600 Citigroup Commercial Mortgage
               Trust (c) ...................................       5.700       12/10/49         4,522,126
      6,300 Commercial Mortgage
               Pass-Through Certificates (c) ...............       5.816       12/10/49         6,238,783
      1,300 Countrywide Alternative Loan
               Trust (b) ...................................       2.913       10/25/46            91,000
      2,495 Countrywide Alternative Loan
               Trust, Class B (b) ..........................       3.479       11/20/35           449,156
      2,000 Greenwich Capital Commercial
               Funding Corp. ...............................       5.444       03/10/39         1,926,742
        935 Harborview Mortgage Loan
               Trust, Ser B (b) ............................       3.001       08/21/36           130,900
        886 Harborview Mortgage Loan
               Trust (b) ...................................       3.197       01/19/36           141,747
      2,175 JPMorgan Chase Commercial
               Mortgage Securities Corp. ...................       5.440       06/12/47         2,091,483
      3,375 JPMorgan Chase Commercial
               Mortgage Securities Corp. (c) ...............       5.746       02/12/49         3,319,572
      4,925 JPMorgan Chase Commercial
               Mortgage Securities Corp. (c) ...............       5.818       06/15/49         4,872,560
      3,325 LB Commercial Conduit Mortgage
               Trust (c) ...................................       5.934       07/15/44         3,322,622

      2,175 LB-UBS Commercial Mortgage
               Trust .......................................       5.430       02/15/40         2,091,371
      1,195 Luminent Mortgage Trust (b) ....................       2.752       07/25/36           153,832
      2,225 Mastr Adjustable Rate Mortgages
               Trust (b) ...................................       3.242       05/25/47           255,875
      5,200 Wachovia Bank Commercial
               Mortgage Trust ..............................       5.342       12/15/43         4,964,510
      5,000 Wachovia Bank Commercial
               Mortgage Trust (c) ..........................       5.902       02/15/51         4,990,775
                                                                                            -------------
            TOTAL COLLATERALIZED MORTGAGE
               OBLIGATIONS 5.4% .......................................................        44,258,587
                                                                                            -------------
            FOREIGN GOVERNMENT OBLIGATIONS 0.6%
ARS   1,280 Argentina International
               Government Bond (Argentina) .................       8.280       12/31/33         1,046,129
MXN  36,345 Mexican Fixed Rate Bond
               (Mexico) ....................................       9.500       12/18/14         3,776,870
                                                                                            -------------
            TOTAL FOREIGN GOVERNMENT OBLIGATIONS ......................................         4,822,999
                                                                                            -------------
            MORTGAGE BACKED SECURITIES 0.3%
      1,448 World Financial Properties Ser 1996 (a) ........       6.910       09/01/13         1,491,920
        781 World Financial Properties Ser 1996 (a) ........       6.950       09/01/13           805,832
                                                                                            -------------
            TOTAL MORTGAGE BACKED SECURITIES ..........................................         2,297,752
                                                                                            -------------

DESCRIPTION                                                                      SHARES         VALUE
-----------                                                                     -------     -------------
PREFERRED STOCKS 0.5%
DIVERSIFIED BANKS
US Bancorp .............................................................        167,000     $   4,306,020
                                                                                            -------------
CONVERTIBLE PREFERRED STOCKS 0.1%
CONSUMER FINANCE
Federal National Mortgage Association ..................................         22,000         1,097,250
                                                                                            -------------
TOTAL LONG-TERM INVESTMENTS 94.5%
   (Cost $808,821,450) ................................................................       778,897,770
                                                                                            -------------
   SHORT-TERM INVESTMENTS 5.2%
   REPURCHASE AGREEMENTS 3.7%
   Banc of America Securities ($9,239,082 par collateralized by U.S.
      Government obligations in a pooled cash account, interest rate of 2.28%, dated 05/30/08, to be sold on 06/02/08
      at $9,240,838) ..................................................................         9,239,082
   Citigroup Global Markets, Inc. ($9,239,082 par collateralized by
      U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 05/30/08, to be sold on 06/02/08 at
      $9,240,815) .....................................................................         9,239,082
   JPMorgan Chase & Co. ($2,771,725 par collateralized by U.S.
      Government obligations in a pooled cash account, interest rate of 2.20%, dated 05/30/08, to be sold on 06/02/08
      at $2,772,233) ..................................................................         2,771,725
   State Street Bank & Trust Co. ($9,705,111 par collateralized by
      U.S. Government obligations in a pooled cash account, interest rate of 1.88%, dated 05/30/08, to be sold on 06/02/08 at
      $9,706,631) .....................................................................         9,705,111
                                                                                            -------------

   TOTAL REPURCHASE AGREEMENTS 3.7% ...................................................        30,955,000
                                                                                            -------------
   UNITED STATES GOVERNMENT AGENCY OBLIGATIONS 1.5%
   United States Treasury Bill ($12,455,000 par, yielding 1.504%,
      10/09/08 maturity) (d) ..........................................................        12,387,738
                                                                                            -------------
   TOTAL SHORT-TERM INVESTMENTS 5.2%
      (Cost $43,342,738) ..............................................................        43,342,738
                                                                                            -------------
   TOTAL INVESTMENTS 99.7%
      (Cost $852,164,188) .............................................................       822,240,508
   FOREIGN CURRENCY 0.0%
      (Cost $4,648) ...................................................................             4,654
   OTHER ASSETS IN EXCESS OF LIABILITIES 0.3% .........................................         2,139,380
                                                                                            -------------
   NET ASSETS 100.0% ..................................................................     $ 824,384,542
                                                                                            =============

Percentages are calculated as a percentage of net assets.
(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the
    Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b) Floating Rate Coupon
(c) Variable Rate Coupon
(d) All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

Currency Abbreviations:
ARS - Argentine Peso
MXN - Mexican Peso


FUTURES CONTRACTS OUTSTANDING AS OF MAY 31, 2008:

                                                                                             UNREALIZED
                                                                                            APPRECIATION/
                                                                       CONTRACTS            DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 5-Year Futures, June 2008 (Current
   Notional Value of $110,781 per contract)........................          821           $   (1,696,502)
U.S. Treasury Notes 2-Year Futures, June 2008 (Current
   Notional Value of $211,688 per contract)........................          359                 (628,052)
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, September 2008,
   (Current Notional Value of $112,406 per contract)...............        1,924                2,912,735
U.S. Treasury Bond Futures, September 2008,
     (Current Notional Value of $113,500 per contract).............           40                   76,427
                                                                      ----------           --------------
                                                                           3,144           $      664,608
                                                                      ==========           ==============

SWAP AGREEMENTS OUTSTANDING AS OF MAY 31, 2008:

CREDIT DEFAULT SWAPS

                                                                            PAY/
                                                                           RECEIVE               NOTIONAL
                                                               BUY/SELL     FIXED   EXPIRATION    AMOUNT      UPFRONT
COUNTERPARTY                         REFERENCE ENTITY         PROTECTION    RATE       DATE        (000)     PAYMENTS      VALUE
------------                 -------------------------------  ----------  --------  ----------  ----------  ----------  -----------
Bank of America, N.A.        Carnival Corp.                   Buy           1.57%    03/20/18     $ 4,785   $        0  $  (186,220)
Bank of America, N.A.        CenturyTel, Inc.                 Buy           0.88     09/20/17       2,050            0       24,773
Bank of America, N.A.        Goodrich Corp.                   Buy           0.70     03/20/13       3,390            0      (48,901)
Bank of America, N.A.        Goodrich Corp.                   Buy           0.82     03/20/18       2,335            0      (60,773)
Bank of America, N.A.        Merrill Lynch &  Co., Inc.       Buy           3.25     03/20/13       2,600            0     (173,524)
Bank of America, N.A.        Nordstrom, Inc.                  Buy           1.03     03/20/18       3,300            0        6,305
Bank of America, N.A.        Pactiv Corp.                     Buy           1.38     03/20/13       5,310            0     (149,269)
Bank of America, N.A.        Sealed Air Corp.                 Buy           1.08     03/20/18       1,500            0       23,592
Bank of America, N.A.        Sealed Air Corp.                 Buy           1.12     03/20/18       2,170            0       27,559
Bank of America, N.A.        Textron Financial Corp.          Buy           0.80     03/20/18       2,515            0        4,348
Bank of America, N.A.        Toll Brothers, Inc.              Buy           2.25     03/20/18       2,020            0      (21,455)
Bank of America, N.A.        Toll Brothers, Inc.              Buy           2.90     03/20/13       4,050            0      (80,007)
Bank of America, N.A.        Yum! Brands, Inc.                Buy           1.18     03/20/13         425            0       (6,868)
Bank of America, N.A.        Yum! Brands, Inc.                Buy           1.25     03/20/13       3,510            0      (67,831)
Citibank, N.A., New York     Eaton Corp.                      Buy           0.62     03/20/13       3,785            0         (863)
Citibank, N.A., New York     Eaton Corp.                      Buy           0.72     03/20/13       3,070            0      (14,589)
Citibank, N.A., New York     Eaton Corp.                      Buy           0.82     03/20/18       2,110            0      (12,744)
Citibank, N.A., New York     Pitney Bowes, Inc.               Buy           0.48     03/20/13       5,105            0      (12,892)
Citibank, N.A., New York     Tyco International., Ltd.        Buy           0.43     03/20/12         467            0        2,243
Credit Suisse International  ABX.HE.AAA.06-1                  Buy           0.18     07/25/45       2,010      301,330      122,880
Credit Suisse International  Arrow Electronics, Inc.          Buy           1.00     03/20/15       4,960            0      (85,377)

Credit Suisse International  Arrow Electronics, Inc.          Buy           1.11    03/20/13      1,240            0      (25,757)
Credit Suisse International  Nordstrom, Inc.                  Buy           1.04    03/20/13      7,770            0      (38,742)
Credit Suisse International  Nordstrom, Inc.                  Buy           1.05    03/20/13      4,035            0      (21,937)
Credit Suisse International  Pactiv Corp.                     Buy           1.35    03/20/13      5,310            0     (143,222)
Credit Suisse International  The PMI Group, Inc.              Buy           8.10    03/20/13      1,100            0     (132,906)
Deutsche Bank AG New York    MGIC Investment Corp.            Buy           8.15    03/20/13      1,280            0     (187,683)
Deutsche Bank AG New York    Pactiv Corp.                     Buy           1.34    03/20/13      1,800            0      (47,663)
Deutsche Bank AG New York    Washington Mutual, Inc.          Buy           5.00    06/20/13      4,260            0     (336,741)
Goldman Sachs International  Avalon Bay Communities, Inc.     Buy           3.05    03/20/13      7,910            0     (697,497)
Goldman Sachs International  Carnival Corp.                   Buy           1.60    03/20/18        445            0      (12,432)
Goldman Sachs International  CDX.NA.IG.HVOL.9                 Sell          1.40    12/20/12      7,765     (430,521)    (341,530)
Goldman Sachs International  CDX.NA.IG.HVOL.9                 Sell          1.40    12/20/12      8,490     (480,914)    (373,418)
Goldman Sachs International  CDX.NA.IG.HVOL.9                 Sell          1.40    12/20/12     16,820     (993,199)    (739,798)
Goldman Sachs International  Coca-Cola Enterprises, Inc.      Buy           0.59    03/20/13      8,120            0      (91,561)
Goldman Sachs International  Dell, Inc.                       Buy           0.22    03/20/12      4,000            0       29,166
Goldman Sachs International  Eaton Corp.                      Buy           0.97    03/20/18      2,500            0      (45,770)
Goldman Sachs International  Firstenergy Corp.                Buy           1.25    03/20/13      7,850            0     (198,182)
Goldman Sachs International  Goodrich Corp.                   Buy           0.47    03/20/18      2,250            0        4,950
Goldman Sachs International  Lehman Brothers Holdings, Inc.   Buy           4.40    03/20/13      4,210            0     (414,781)
Goldman Sachs International  Lehman Brothers Holdings, Inc.   Buy           4.75    03/20/13      9,180            0   (1,037,775)
Goldman Sachs International  Merrill Lynch & Co., Inc.        Buy           3.25    03/20/13      1,565            0     (104,448)
Goldman Sachs International  Motorola, Inc.                   Buy           0.15    12/20/11      2,550            0      169,109
Goldman Sachs International  Motorola, Inc.                   Buy           0.16    12/20/11      5,300            0      350,220
Goldman Sachs International  Prologis                         Buy           2.97    06/20/13      4,575            0     (294,708)

Goldman Sachs International  Prologis                         Buy           3.33    03/20/13      3,460            0     (284,308)
Goldman Sachs International  Sealed Air Corp.                 Buy           1.08    03/20/18      2,790            0       43,882
Goldman Sachs International  Sealed Air Corp.                 Buy           1.24    03/20/18      1,345            0        4,862
Goldman Sachs International  Simon Property Group, L.P.       Buy           2.32    03/20/18      5,110            0     (608,869)
Goldman Sachs International  Simon Property Group, L.P.       Buy           2.37    03/20/18      6,385            0     (784,878)
Goldman Sachs International  Textron Financial Corp.          Buy           1.05    03/20/13      4,335            0      (29,910)
Goldman Sachs International  The Chubb Corp.                  Buy           0.10    03/20/12      7,900            0       76,325
Goldman Sachs International  The Hartford Financial Services
                             Group, Inc.                      Buy           0.12    12/20/11      7,920            0      144,145
Goldman Sachs International  Trane, Inc.                      Buy           0.50    03/20/13      1,430            0       (1,462)
Goldman Sachs International  Trane, Inc.                      Buy           0.60    03/20/18        530            0        1,452
Goldman Sachs International  Tyco International, Ltd.         Buy           0.80    03/20/11        700            0       (2,012)
Goldman Sachs International  Washington Mutual, Inc.          Buy           6.48    03/20/13      5,745            0     (751,427)
JPMorgan Chase Bank, N.A.    Eaton Corp.                      Buy           0.60    03/20/13      1,360            0          929
JPMorgan Chase Bank, N.A.    Nordstrom, Inc.                  Buy           1.07    03/20/18      2,470            0       (2,891)
JPMorgan Chase Bank, N.A.    Nordstrom, Inc.                  Buy           1.15    03/20/18      2,470            0      (18,113)
JPMorgan Chase Bank, N.A.    SLM Corp.                        Sell          4.95    03/20/13      2,265            0      162,499
JPMorgan Chase Bank, N.A.    The Pepsi Bottling Group, Inc.   Buy           0.58    03/20/13      2,100            0      (19,321)
JPMorgan Chase Bank, N.A.    The Pepsi Bottling Group, Inc.   Buy           0.63    03/20/13      2,780            0      (32,597)
JPMorgan Chase Bank, N.A.    Tyco International, Ltd.         Buy           0.65    03/20/11      1,167            0        1,650

JPMorgan Chase Bank, N.A.    Union Pacific Corp.              Buy           0.19    12/20/11      3,950            0       31,247
Lehman Brothers Special
   Financing, Inc.           ABX.HE.AAA.06-1                  Buy           0.18    07/25/45      2,010      321,419      122,880
Lehman Brothers Special
   Financing, Inc.           Arrow Electronics, Inc.          Buy           1.04    03/20/18        680            0      (14,251)
Lehman Brothers Special
   Financing, Inc.           Arrow Electronics, Inc.          Buy           1.40    03/20/13      5,395            0     (183,926)
Lehman Brothers Special
   Financing, Inc.           CMBX.NA.AAA.1                    Buy           0.10    10/12/52     19,020    2,351,051      687,246
Lehman Brothers Special
   Financing, Inc.           CMBX.NA.AAA.1                    Buy           0.10    10/12/52     19,140    2,463,997      691,582
Lehman Brothers Special
   Financing, Inc.           CMBX.NA.AAA.1                    Buy           0.35    10/12/52     10,525    2,110,095    1,924,728
Lehman Brothers Special
   Financing, Inc.           Coca-Cola Enterprises, Inc.      Buy           0.64    03/20/13      3,680            0      (50,798)
Lehman Brothers Special
   Financing, Inc.           Goodrich Corp.                   Buy           0.45    03/20/18      2,625            0        9,983
Lehman Brothers Special
   Financing, Inc.           Goodrich Corp.                   Buy           0.46    03/20/18      1,880            0        5,643
Lehman Brothers Special
   Financing, Inc.           Metlife, Inc.                    Buy           2.15    03/20/13      4,500            0     (264,531)
Merrill Lynch International  Carnival Corp.                   Buy           1.50    03/20/18      4,745            0     (111,210)
Merrill Lynch International  Carnival Corp.                   Buy           1.57    03/20/18      3,950            0     (153,380)
Merrill Lynch International  Carnival Corp.                   Buy           1.60    03/20/18      2,635            0      (73,616)
Merrill Lynch International  Eaton Corp.                      Buy           0.92    03/20/18      2,970            0      (42,528)

Merrill Lynch International  SLM Corp.                        Sell          5.00    03/20/13      2,265            0      167,049
Merrill Lynch International  The Walt Disney Co.              Buy           0.60    03/20/13      7,605            0      (87,237)
Merrill Lynch International  The Walt Disney Co.              Buy           0.77    03/20/13      8,055            0     (155,849)
UBS Securities, AG           American Standard, Inc.          Buy           0.50    03/20/13      4,450            0       (4,548)
UBS Securities, AG           Martin Marietta Materials, Inc.  Buy           1.73    03/20/18      3,775            0     (137,103)
UBS Securities, AG           Martin Marietta Materials, Inc.  Buy           1.78    03/20/13      3,770            0      (66,769)
UBS Securities, AG           Textron Financial Corp.          Buy           1.00    03/20/13      2,860            0      (14,094)
UBS Securities, AG           Textron Financial Corp.          Buy           1.01    03/20/13      1,680            0       (8,415)
UBS Securities, AG           Textron Financial Corp.          Buy           1.06    03/20/13      4,310            0      (80,660)
UBS Securities, AG           Trane, Inc.                      Buy           0.60    03/20/18      4,675            0       12,803
                                                                                                          ----------  -----------
TOTAL CREDIT DEFAULT SWAPS                                                                                $5,643,258  $(5,338,517)
                                                                                                          ==========  ===========

INTEREST RATE SWAPS

                                                    PAY/
                                                   RECEIVE                     NOTIONAL    UNREALIZED
                                                  FLOATING  FIXED  EXPIRATION   AMOUNT   APPRECIATION/
COUNTERPARTY                 FLOATING RATE INDEX    RATE     RATE     DATE       (000)   DEPRECIATION
------------                 -------------------  --------  -----  ----------  --------  -------------
Bank of America, N.A.        USD-LIBOR BBA        Pay       4.983%  04/15/18   $ 14,330   $  (150,465)
Bank of America, N.A.        USD-LIBOR BBA        Pay       5.070   04/14/18     15,955      (118,067)
Bank of America, N.A.        USD-LIBOR BBA        Receive   5.380   04/15/23     17,265       119,474
Bank of America, N.A.        USD-LIBOR BBA        Receive   5.470   10/14/23     20,435        91,549
Bank of America, N.A.        USD-LIBOR BBA        Receive   5.550   02/22/18     54,910       562,828
Bank of America, N.A.        USD-LIBOR BBA        Pay       5.638   03/07/18     54,870       723,187
Bank of America, N.A.        USD-LIBOR BBA        Receive   5.958   02/22/23     70,075      (625,069)
Bank of America, N.A.        USD-LIBOR BBA        Receive   6.040   03/07/23     70,550      (780,989)
Citibank, N.A., New York     USD-LIBOR BBA        Pay       5.275   10/25/37     35,000     1,061,679
Citibank, N.A., New York     USD-LIBOR BBA        Pay       5.414   05/25/17    157,275     9,302,480
JPMorgan Chase Bank, N.A.    USD-LIBOR BBA        Receive   3.966   03/25/18     56,900     3,060,115

JPMorgan Chase Bank, N.A.    USD-LIBOR BBA        Receive   3.966   03/25/18     37,400     2,011,394
JPMorgan Chase Bank, N.A.    USD-LIBOR BBA        Pay       5.448   05/29/17     25,325     1,554,628
JPMorgan Chase Bank, N.A.    USD-LIBOR BBA        Pay       5.454   06/04/17     39,450     3,187,824
Merrill Lynch Capital
   Services, Inc.            USD-LIBOR BBA        Pay       5.000   04/15/18     19,120      (188,906)
Merrill Lynch Capital
   Services, Inc.            USD-LIBOR BBA        Receive   5.395   04/16/23     24,255       157,900
                                                                                          -----------
TOTAL INTEREST RATE SWAPS                                                                  19,969,562
                                                                                          -----------
TOTAL SWAP AGREEMENTS                                                                     $14,631,045
                                                                                          ===========

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Corporate Bond Fund

By: /s/ Jerry W. Miller
    -------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jerry W. Miller
    -------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: July 17, 2008

By: /s/ Stuart N. Schuldt
    -------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: July 17, 2008